Pension and other post-retirement benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total benefit costs
Total benefit costs		SFr 228.0	SFr 177.0	SFr 358.0
Fair value of plan assets
Beginning of the measurement period	SFr 19,314.0	19,511.0
End of the measurement period		19,314.0	19,511.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(320.0)	133.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(4,672.0)	(4,010.0)
Prior service credit/(cost)		607.0	452.0
Total		(4,065.0)	(3,558.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		174.0	375.0	(388.0)
Actuarial gains/(losses), Net		(1,038.0)	(1,453.0)
Prior service credit/(cost), Net		238.0	20.0
Amortization of actuarial losses/ (gains), Net		351.0	152.0
Amortization of prior service cost/(credit), Net		(81.0)	(76.0)
Immediate recognition due to curtailment/settlement, Net		24.0	41.0
Total amounts recognized in other comprehensive income, Net		(506.0)	(1,316.0)
Defined benefit pension plans
Amounts recognized in AOCI
Actuarial gains/(losses)		(4,629.0)	(3,960.0)
Prior service credit/(cost)		604.0	435.0
Total		(4,025.0)	(3,525.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(1,312.0)	(1,861.0)
Actuarial gains/(losses), Tax		276.0	424.0
Actuarial gains/(losses), Net		(1,036.0)	(1,437.0)
Prior service credit/(cost), Gross		302.0	0.0
Prior service credit/(cost), Tax		(64.0)	0.0
Prior service credit/(cost), Net		238.0	0.0
Amortization of actuarial losses/(gains), Gross		435.0	189.0
Amortization of actuarial losses/(gains), Tax		(93.0)	(43.0)
Amortization of actuarial losses/ (gains), Net		342.0	146.0
Amortization of prior service cost/(credit), Gross		(85.0)	(88.0)
Amortization of prior service cost/(credit), Tax		18.0	18.0
Amortization of prior service cost/(credit), Net		(67.0)	(70.0)
Immediate recognition due to curtailment/settlement, Gross		30.0	51.0
Immediate recognition due to curtailment/settlement, Tax		(6.0)	(10.0)
Immediate recognition due to curtailment/settlement, Net		24.0	41.0
Total amounts recognized in other comprehensive income, Gross		(630.0)	(1,709.0)
Total amounts recognized in other comprehensive income, Tax		131.0	389.0
Total amounts recognized in other comprehensive income, Net		(499.0)	SFr (1,320.0)
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		322.0
Amortization of prior service cost/(credit)		(91.0)
Total		SFr 231.0
Defined benefit pension plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	396.0
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Employees participating in defined benefit plans (as a percent)		75.00%	77.00%
Value of plan assets (as a percent)		81.00%	80.00%
Pension benefit obligation (as a percent)		82.00%	81.00%
Total benefit costs
Service costs on benefit obligation		SFr 298.0	SFr 253.0	347.0
Interest costs on benefit obligation		189.0	338.0	304.0
Expected return on plan assets		(592.0)	(547.0)	(575.0)
Amortization of recognized prior service cost/(credit)		(85.0)	(88.0)	(92.0)
Amortization of recognized actuarial losses/(gains)		351.0	137.0	258.0
Net periodic benefit costs		161.0	93.0	242.0
Settlement losses/(gains)		24.0	44.0	40.0
Curtailment losses/(gains)		(2.0)	(9.0)	(28.0)
Special termination benefits		9.0	17.0	19.0
Total benefit costs		192.0	145.0	273.0
PBO
Beginning of the measurement period	16,088.0	15,661.0	13,473.0
Plan participant contributions		198.0	200.0
Service costs		298.0	253.0	347.0
Interest costs		189.0	338.0	304.0
Plan amendments		(302.0)	0.0
Settlements		(77.0)	(169.0)
Curtailments		(9.0)	(16.0)
Special termination benefits		9.0	17.0
Actuarial losses/(gains)		818.0	2,280.0
Benefit payments		(697.0)	(715.0)
Exchange rate losses/(gains)		0.0	0.0
End of the measurement period		16,088.0	15,661.0	13,473.0
Fair value of plan assets
Beginning of the measurement period	15,602.0	15,635.0	14,912.0
Actual return on plan assets		134.0	970.0
Employer contributions		409.0	437.0
Plan participant contributions		198.0	200.0
Settlements		(77.0)	(169.0)
Benefit payments		(697.0)	(715.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		15,602.0	15,635.0	SFr 14,912.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(486.0)	(26.0)
Total funded status recognized in the consolidated balance sheet at December 31		(486.0)	(26.0)
Total amount recognized
Noncurrent assets		0.0	0.0
Current liabilities		0.0	0.0
Noncurrent liabilities		(486.0)	(26.0)
Total amount recognized in the consolidated balance sheet at December 31		(486.0)	(26.0)
ABO
End of the measurement period		15,160.0	15,110.0
Funded status of the plan - overfunded/(underfunded), basis ABO		SFr 442.0	SFr 525.0
Net benefit pension cost (%)
Discount rate (as a percent)		1.25%	2.60%	2.20%
Salary increases (as a percent)		1.00%	1.20%	1.20%
Expected long-term rate of return on plan assets (as a percent)		4.00%	3.75%	4.00%
Benefit obligation (%)
Discount rate (as a percent)		0.90%	1.25%	2.60%
Salary increases (as a percent)		1.00%	1.00%	1.20%
Defined benefit pension plans - Switzerland, saving section
Defined benefit plan, Disclosure
Employee contributions, number of contribution levels		3
Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		5.00%
Employer contributions (as a percent)		7.50%
Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employee contributions (as a percent)		14.00%
Employer contributions (as a percent)		25.00%
Defined benefit pension plans - International
Total benefit costs
Service costs on benefit obligation		SFr 21.0	SFr 19.0	SFr 24.0
Interest costs on benefit obligation		129.0	134.0	122.0
Expected return on plan assets		(195.0)	(178.0)	(161.0)
Amortization of recognized prior service cost/(credit)		0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)		84.0	52.0	79.0
Net periodic benefit costs		39.0	27.0	64.0
Settlement losses/(gains)		(1.0)	(2.0)	0.0
Curtailment losses/(gains)		0.0	0.0	0.0
Special termination benefits		0.0	0.0	0.0
Total benefit costs		38.0	25.0	64.0
PBO
Beginning of the measurement period	3,366.0	3,539.0	2,843.0
Plan participant contributions		0.0	0.0
Service costs		21.0	19.0	24.0
Interest costs		129.0	134.0	122.0
Plan amendments		0.0	0.0
Settlements		0.0	(4.0)
Curtailments		0.0	0.0
Special termination benefits		2.0	1.0
Actuarial losses/(gains)		(97.0)	463.0
Benefit payments		(113.0)	(109.0)
Exchange rate losses/(gains)		(115.0)	192.0
End of the measurement period		3,366.0	3,539.0	2,843.0
Fair value of plan assets
Beginning of the measurement period	3,712.0	3,876.0	3,007.0
Actual return on plan assets		62.0	637.0
Employer contributions		19.0	135.0
Plan participant contributions		0.0	0.0
Settlements		0.0	(2.0)
Benefit payments		(113.0)	(109.0)
Exchange rate gains/(losses)		(132.0)	208.0
End of the measurement period		3,712.0	3,876.0	SFr 3,007.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		346.0	337.0
Total funded status recognized in the consolidated balance sheet at December 31		346.0	337.0
Total amount recognized
Noncurrent assets		825.0	822.0
Current liabilities		(9.0)	(8.0)
Noncurrent liabilities		(470.0)	(477.0)
Total amount recognized in the consolidated balance sheet at December 31		346.0	337.0
ABO
End of the measurement period		SFr 3,315.0	SFr 3,469.0
Net benefit pension cost (%)
Discount rate (as a percent)		3.82%	4.71%	4.47%
Salary increases (as a percent)		4.19%	4.31%	4.02%
Expected long-term rate of return on plan assets (as a percent)		6.00%	6.16%	6.18%
Benefit obligation (%)
Discount rate (as a percent)		4.05%	3.82%	4.71%
Salary increases (as a percent)		3.56%	4.19%	4.31%
Other post-retirement defined benefit plans
Amounts recognized in AOCI
Actuarial gains/(losses)		SFr (43.0)	SFr (50.0)
Prior service credit/(cost)		3.0	17.0
Total		(40.0)	(33.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(4.0)	(25.0)
Actuarial gains/(losses), Tax		2.0	9.0
Actuarial gains/(losses), Net		(2.0)	(16.0)
Prior service credit/(cost), Gross		0.0	32.0
Prior service credit/(cost), Tax		0.0	(12.0)
Prior service credit/(cost), Net		0.0	20.0
Amortization of actuarial losses/(gains), Gross		14.0	9.0
Amortization of actuarial losses/(gains), Tax		(5.0)	(3.0)
Amortization of actuarial losses/ (gains), Net		9.0	6.0
Amortization of prior service cost/(credit), Gross		(23.0)	(9.0)
Amortization of prior service cost/(credit), Tax		9.0	3.0
Amortization of prior service cost/(credit), Net		(14.0)	(6.0)
Immediate recognition due to curtailment/settlement, Gross		0.0	0.0
Immediate recognition due to curtailment/settlement, Tax		0.0	0.0
Immediate recognition due to curtailment/settlement, Net		0.0	0.0
Total amounts recognized in other comprehensive income, Gross		(13.0)	7.0
Total amounts recognized in other comprehensive income, Tax		6.0	(3.0)
Total amounts recognized in other comprehensive income, Net		(7.0)	4.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		6.0
Amortization of prior service cost/(credit)		0.0
Total		6.0
Other post-retirement defined benefit plans | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	11.0
Other post-retirement defined benefit plans - International
Total benefit costs
Service costs on benefit obligation		0.0	0.0	SFr 0.0
Interest costs on benefit obligation		7.0	7.0	8.0
Expected return on plan assets		0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)		(23.0)	(9.0)	0.0
Amortization of recognized actuarial losses/(gains)		14.0	9.0	13.0
Net periodic benefit costs		(2.0)	7.0	21.0
Settlement losses/(gains)		0.0	0.0	0.0
Curtailment losses/(gains)		0.0	0.0	0.0
Special termination benefits		0.0	0.0	0.0
Total benefit costs		(2.0)	7.0	21.0
PBO
Beginning of the measurement period	180.0	178.0	168.0
Plan participant contributions		0.0	0.0
Service costs		0.0	0.0	0.0
Interest costs		7.0	7.0	8.0
Plan amendments		0.0	(32.0)
Settlements		0.0	0.0
Curtailments		0.0	0.0
Special termination benefits		0.0	0.0
Actuarial losses/(gains)		4.0	25.0
Benefit payments		(10.0)	(8.0)
Exchange rate losses/(gains)		1.0	18.0
End of the measurement period		180.0	178.0	168.0
Fair value of plan assets
Beginning of the measurement period	SFr 0.0	0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contributions		10.0	8.0
Plan participant contributions		0.0	0.0
Settlements		0.0	0.0
Benefit payments		(10.0)	(8.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(180.0)	(178.0)
Total funded status recognized in the consolidated balance sheet at December 31		(180.0)	(178.0)
Total amount recognized
Noncurrent assets		0.0	0.0
Current liabilities		(11.0)	(10.0)
Noncurrent liabilities		(169.0)	(168.0)
Total amount recognized in the consolidated balance sheet at December 31		(180.0)	(178.0)
ABO
End of the measurement period		SFr 180.0	SFr 178.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.20%	5.10%	4.30%
Benefit obligation (%)
Discount rate (as a percent)		4.50%	4.20%	5.10%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		8.00%	8.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		SFr 0.2	SFr 0.2	SFr 1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		4.0	5.0	23.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		0.2	0.3	1.0
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		4.0	4.0	19.0
Other post-retirement defined benefit plans - International | Forecast/Estimate
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%
Bank
Total benefit costs
Total benefit costs		36.0	32.0	85.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		166.0	159.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(612.0)	(656.0)
Prior service credit/(cost)		3.0	17.0
Total		(609.0)	(639.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Tax		(14.0)	27.0	(99.0)
Actuarial gains/(losses), Net		(30.0)	14.0
Prior service credit/(cost), Net			20.0
Amortization of actuarial losses/ (gains), Net		74.0	44.0
Amortization of prior service cost/(credit), Net		(14.0)	(6.0)
Immediate recognition due to curtailment/settlement, Net		(1.0)
Total amounts recognized in other comprehensive income, Net		29.0	72.0
Bank | Defined benefit pension plans - Switzerland
Total benefit costs
Entity's calculated amortization		252.0	48.0	158.0
Entity's calculated reduction compared to group plan contribution		SFr 206.0	277.0	131.0
PBO
Entity contribution to the group plan (as a percent)		95.00%
Funded status recognized
Bank's calculated share in total overfunding/(under)funding of the Group plan on an PBO basis		SFr (462.0)	(25.0)
Bank | Defined benefit pension plans - Switzerland | Forecast/Estimate
Contributions disclosures
Contributions by the entity to the group plan	SFr 356.0
Bank | Defined benefit pension plans - Switzerland, saving section | Minimum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		7.50%
Bank | Defined benefit pension plans - Switzerland, saving section | Maximum
Defined benefit plan, Disclosure
Employer contributions (as a percent)		25.00%
Bank | Defined benefit pension plans - International
Total benefit costs
Service costs on benefit obligation		SFr 21.0	19.0	24.0
Interest costs on benefit obligation		129.0	134.0	122.0
Expected return on plan assets		(195.0)	(178.0)	(161.0)
Amortization of recognized prior service cost/(credit)		0.0	0.0	0.0
Amortization of recognized actuarial losses/(gains)		84.0	52.0	79.0
Net periodic benefit costs		39.0	27.0	64.0
Settlement losses/(gains)		(1.0)	(2.0)	0.0
Total benefit costs		38.0	25.0	64.0
PBO
Beginning of the measurement period	3,366.0	3,539.0	2,843.0
Service costs		21.0	19.0	24.0
Interest costs		129.0	134.0	122.0
Plan amendments		0.0	0.0
Settlements		0.0	(4.0)
Special termination benefits		2.0	1.0
Actuarial losses/(gains)		(97.0)	463.0
Benefit payments		(113.0)	(109.0)
Exchange rate losses/(gains)		(115.0)	192.0
End of the measurement period		3,366.0	3,539.0	2,843.0
Fair value of plan assets
Beginning of the measurement period	3,712.0	3,876.0	3,007.0
Actual return on plan assets		62.0	637.0
Employer contributions		19.0	135.0
Settlements		0.0	(2.0)
Benefit payments		(113.0)	(109.0)
Exchange rate gains/(losses)		(132.0)	208.0
End of the measurement period		3,712.0	3,876.0	SFr 3,007.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		346.0	337.0
Total funded status recognized in the consolidated balance sheet at December 31		346.0	337.0
Total amount recognized
Noncurrent assets		825.0	822.0
Current liabilities		(9.0)	(8.0)
Noncurrent liabilities		(470.0)	(477.0)
Total amount recognized in the consolidated balance sheet at December 31		346.0	337.0
ABO
End of the measurement period		3,315.0	3,469.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(569.0)	(606.0)
Prior service credit/(cost)		0.0	0.0
Total		(569.0)	(606.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(36.0)	(5.0)
Actuarial gains/(losses), Tax		8.0	35.0
Actuarial gains/(losses), Net		(28.0)	30.0
Prior service credit/(cost), Gross			0.0
Prior service credit/(cost), Tax			0.0
Prior service credit/(cost), Net			0.0
Amortization of actuarial losses/(gains), Gross		84.0	52.0
Amortization of actuarial losses/(gains), Tax		(19.0)	(14.0)
Amortization of actuarial losses/ (gains), Net		65.0	38.0
Amortization of prior service cost/(credit), Gross		0.0	0.0
Amortization of prior service cost/(credit), Tax		0.0	0.0
Amortization of prior service cost/(credit), Net		0.0	0.0
Immediate recognition due to curtailment/settlement, Gross		(1.0)
Immediate recognition due to curtailment/settlement, Tax		0.0
Immediate recognition due to curtailment/settlement, Net		(1.0)
Total amounts recognized in other comprehensive income, Gross		47.0	47.0
Total amounts recognized in other comprehensive income, Tax		(11.0)	21.0
Total amounts recognized in other comprehensive income, Net		36.0	SFr 68.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		33.0
Total		SFr 33.0
Net benefit pension cost (%)
Discount rate (as a percent)		3.82%	4.71%	4.47%
Salary increases (as a percent)		4.19%	4.31%	4.02%
Expected long-term rate of return on plan assets (as a percent)		6.00%	6.16%	6.18%
Benefit obligation (%)
Discount rate (as a percent)		4.05%	3.82%	4.71%
Salary increases (as a percent)		3.56%	4.19%	4.31%
Bank | Defined benefit pension plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	21.0
Bank | Other post-retirement defined benefit plans - International
Total benefit costs
Service costs on benefit obligation		SFr 0.0	SFr 0.0	SFr 0.0
Interest costs on benefit obligation		7.0	7.0	8.0
Expected return on plan assets		0.0	0.0	0.0
Amortization of recognized prior service cost/(credit)		(23.0)	(9.0)	0.0
Amortization of recognized actuarial losses/(gains)		14.0	9.0	13.0
Net periodic benefit costs		(2.0)	7.0	21.0
Settlement losses/(gains)		0.0	0.0	0.0
Total benefit costs		(2.0)	7.0	21.0
PBO
Beginning of the measurement period	180.0	178.0	168.0
Service costs		0.0	0.0	0.0
Interest costs		7.0	7.0	8.0
Plan amendments		0.0	(32.0)
Settlements		0.0	0.0
Special termination benefits		0.0	0.0
Actuarial losses/(gains)		4.0	25.0
Benefit payments		(10.0)	(8.0)
Exchange rate losses/(gains)		1.0	18.0
End of the measurement period		180.0	178.0	168.0
Fair value of plan assets
Beginning of the measurement period	0.0	0.0	0.0
Actual return on plan assets		0.0	0.0
Employer contributions		10.0	8.0
Settlements		0.0	0.0
Benefit payments		(10.0)	(8.0)
Exchange rate gains/(losses)		0.0	0.0
End of the measurement period		0.0	0.0	SFr 0.0
Funded status recognized
Funded status of the plan - overfunded/(underfunded)		(180.0)	(178.0)
Total funded status recognized in the consolidated balance sheet at December 31		(180.0)	(178.0)
Total amount recognized
Noncurrent assets		0.0	0.0
Current liabilities		(11.0)	(10.0)
Noncurrent liabilities		(169.0)	(168.0)
Total amount recognized in the consolidated balance sheet at December 31		(180.0)	(178.0)
ABO
End of the measurement period		180.0	178.0
Amounts recognized in AOCI
Actuarial gains/(losses)		(43.0)	(50.0)
Prior service credit/(cost)		3.0	17.0
Total		(40.0)	(33.0)
Amounts recognized in other comprehensive income
Actuarial gains/(losses), Gross		(4.0)	(25.0)
Actuarial gains/(losses), Tax		2.0	9.0
Actuarial gains/(losses), Net		(2.0)	(16.0)
Prior service credit/(cost), Gross			32.0
Prior service credit/(cost), Tax			(12.0)
Prior service credit/(cost), Net			20.0
Amortization of actuarial losses/(gains), Gross		14.0	9.0
Amortization of actuarial losses/(gains), Tax		(5.0)	(3.0)
Amortization of actuarial losses/ (gains), Net		9.0	6.0
Amortization of prior service cost/(credit), Gross		(23.0)	(9.0)
Amortization of prior service cost/(credit), Tax		9.0	3.0
Amortization of prior service cost/(credit), Net		(14.0)	(6.0)
Immediate recognition due to curtailment/settlement, Gross		0.0
Immediate recognition due to curtailment/settlement, Tax		0.0
Immediate recognition due to curtailment/settlement, Net		0.0
Total amounts recognized in other comprehensive income, Gross		(13.0)	7.0
Total amounts recognized in other comprehensive income, Tax		6.0	(3.0)
Total amounts recognized in other comprehensive income, Net		(7.0)	SFr 4.0
Amounts in AOCI, net of tax, expected to be amortized in the next fiscal year
Amortization of actuarial losses/(gains)		6.0
Total		SFr 6.0
Net benefit pension cost (%)
Discount rate (as a percent)		4.20%	5.10%	4.30%
Benefit obligation (%)
Discount rate (as a percent)		4.50%	4.20%	5.10%
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)		8.00%	8.00%	8.00%
Weighted-average rate of health care benefit decrease (as a percent)		5.00%
Increase in post-retirement expenses due 1% increase in health care cost trend rate assumption		SFr 0.2	SFr 0.2	SFr 1.3
Increase in accumulated post-retirement defined benefit obligation due 1% increase in health care cost trend rate assumption		4.0	5.0	23.0
Decrease in post-retirement expenses due to 1% decrease in health care cost trend rate assumption		0.2	0.3	1.0
Decrease in post-retirement defined benefit obligation due to 1% decrease in health care cost trend rate assumption		SFr 4.0	SFr 4.0	SFr 19.0
Bank | Other post-retirement defined benefit plans - International | Forecast/Estimate
Contributions disclosures
Contribution to be made by the entity in next fiscal year	SFr 11.0
Health care cost assumptions
Weighted-average rate of health care benefit assumed (as a percent)	8.30%